Note 20 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-asset position	$460	$-	$460	$-
Interest rate swaps-liability position	(7,093)	-	(7,093)	-
Total	$(6,633)	$-	$(6,633)	$-
	June 30, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts- liability position	$(363)	$-	$(363)	$-
Interest rate swaps-liability position	(7,360)	-	(7,360)	-
Interest rate swaps-asset position	70	-	70	-
Cross-currency rate swaps-liability position	(4,446)	-	(4,446)	-
Investment in equity securities-asset position	54,895	54,895	-	-
Total	$42,796	$54,895	$(12,099)	$-